Income Taxes (Components of Deferred Tax Assets and Liabilities and Related Valuation Allowances) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Employee compensation and benefits	$ 149	$ 103
Foreign tax credit carryforwards	243	257
Loss carryforwards	105	96
Insurance accruals	8	7
Allowance for bad debt	4	2
Accrued liabilities	66	63
Construction contract accounting	7	0
Other	48	4
Total gross deferred tax assets	630	532
Valuation allowances	(220)	(200)
Net deferred tax assets	410	332
Deferred tax liabilities:
Construction contract accounting	0	(6)
Intangible amortization	(80)	(56)
Indefinite-lived intangible amortization	(60)	(49)
Fixed asset depreciation	3	2
Accrued foreign tax credit carryforwards	(2)	(3)
Total gross deferred tax liabilities	(139)	(112)
Deferred Asset (Liability), net	$ 271	$ 220